Financial assets and liabilities - Carrying value and fair value of the related party and other borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings gross	$ 3,630	$ 2,927
Deferred debt issuance costs and premium	(38)	(40)
Net borrowings	3,592	2,887
Fair Value	57	12
Not at fair value
Disclosure of detailed information about borrowings [line items]
Borrowings gross	3,303	2,745
Deferred debt issuance costs and premium	(38)	(40)
Net borrowings	3,265	2,705
Not at fair value | Loan Notes
Disclosure of detailed information about borrowings [line items]
Borrowings gross	3,263
Deferred debt issuance costs and premium	(32)
Net borrowings	3,231
Not at fair value | Related party borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings gross		2,726
Deferred debt issuance costs and premium		(36)
Net borrowings		2,690
Not at fair value | Global Asset Based Loan Facility And Other Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings gross	40	19
Deferred debt issuance costs and premium	(6)	(4)
Net borrowings	34	15
Fair value
Disclosure of detailed information about borrowings [line items]
Fair Value	2,742	2,701
Fair value | Loan Notes
Disclosure of detailed information about borrowings [line items]
Fair Value	2,702
Fair value | Related party borrowings
Disclosure of detailed information about borrowings [line items]
Fair Value		2,682
Fair value | Global Asset Based Loan Facility And Other Borrowings
Disclosure of detailed information about borrowings [line items]
Fair Value	$ 40	$ 19